UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-10543

          BlackRock Core Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Core Bond Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—124.6%
			Mortgage Pass-Through Securities—12.0%
			Federal Home Loan Mortgage Corp.,
	$ 1,875		3.01%, 4/19/07	$1,833,600
	90		5.00%, 8/01/33	86,916
	3,055		5.50%, 11/01/18-6/01/35	3,064,632
	3,436		6.00%, 2/01/13-12/01/18	3,501,509
	2022		6.021%, 5/01/32	205,253
	34		7.00%, 9/01/31	35,086
	5,200		TBA, 5.50%, 2/13/36	5,146,378
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	860,734
	6,805		2.35%, 4/29/06-4/05/07	6,681,964
	53		4.50%, 2/01/20	51,614
	12,779		5.00%, 11/01/17-7/01/35	12,613,205
	4,481		5.50%, 1/01/18-1/01/36	4,445,569
	29		6.00%, 8/01/29-5/01/33	29,966
	431		7.00%, 1/01/31-7/01/32	446,175
	1,400		TBA, 5.00%, 2/16/21	1,382,500
	1,700		TBA, 6.00%, 2/13/36	1,716,470
	373		Government National Mortgage Assoc., 5.50%, 8/15/33	375,183
			Small Business Administration,
	946		Ser. P10B, Class 1, 4.754%, 8/01/14	923,651
	2,117		Ser. P10B, Class 1, 5.136%, 8/01/13	2,121,015

			Total Mortgage Pass-Through Securities	45,521,420

			Federal Housing Administration Security—0.3%
	1,067		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,099,126

			Agency Multiple Class Mortgage Pass-Through Securities—6.9%
			Federal Home Loan Mortgage Corp.,
	2,612		Ser. 82, Class HJ, 5.50%, 9/25/32	2,612,482
	1,535		Ser. 2825, Class VP, 5.50%, 6/15/15	1,545,213
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,259,505
	3,626		Ser. 2922, Class GA, 5.50%, 5/15/34	3,623,659
	1,948		Ser. 2927, Class BA, 5.50%, 10/15/33	1,950,073
	1,887		Ser. 2933 Class HD, 5.50%, 2/15/35	1,891,956
	1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,626,112
			Federal National Mortgage Assoc.,
	1,670		Ser. 3 Class AP, 5.50%, 2/25/35	1,672,605
	3,575		Ser. 5, Class PK, 5.00%, 12/25/34	3,521,664
	2,177		Ser. 27, Class PC, 5.50%, 5/25/34	2,171,577
	2,181		Ser. 70, Class NA, 5.50%, 8/25/35	2,179,636
	2,055	[2]	Ser. 118, Class FD, 4.93%, 12/25/33	2,074,523

			Total Agency Multiple Class Mortgage Pass-Through Securities	26,129,005

			Asset-Backed Securities—5.7%
	2,825		Citibank Credit Card Issuance Trust, 4.85%, 2/10/11	2,824,209
			Countrywide Certificates,
	2,863	[2]	Ser. 15, Class 2AV1, 4.63%, 4/25/36	2,862,973
	2,909	[2]	Ser. 16, Class 4AV1, 4.63%, 1/25/35	2,909,413
	2,562	[2]	Merrill Lynch Mortgage Investors, Inc., 4.691%, 9/25/36	2,562,366
	2,983	[2]	New Century Home Equity Loan Trust, 4.661%, 1/25/36	2,984,336
			SLM Student Loan Trust,
	1,530	[2]	Ser. 9, Class A2, 4.643%, 10/25/12	1,526,004
	2,925	[2]	Ser. 10, Class A1, 4.525%, 4/25/12	2,925,000
	2,875	[2]	Structured Asset Investment Loan Trust, 4.61%, 1/25/36	2,875,000

			Total Asset-Backed Securities	21,469,301

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Asset-Backed Securities—1.3%
			Sterling Coofs Trust,
	$31,145	[2]	Ser. 1, 2.362%, 4/15/29	$2,530,571
	30,350		Ser. 2, 1.00%, 3/30/30	2,276,250

			Total Interest Only Asset-Backed Securities	4,806,821

			Interest Only Mortgage-Backed Securities—0.9%
			Federal Home Loan Mortgage Corp.,
	3,064		Ser. 2579, Class HI, 5.00%, 8/15/17	439,514
	7,552		Ser. 2611, Class QI, 5.50%, 9/15/32	1,356,583
	33,278	[2]	Federal National Mortgage Assoc., 2.17%, 11/25/34	1,484,543

			Total Interest Only Mortgage-Backed Securities	3,280,640

			Commercial Mortgage-Backed Securities—6.9%
	2,180	[2]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 4.881%, 11/10/42	2,176,686
	1,994		Commercial Mortgage Acceptance Corp., 6.03%, 9/15/30	2,016,270
	2,720		Credit Suisse First Boston Mortgage Securities Corp., 4.94%, 12/15/35	2,672,019
	1,782		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., 7.179%, 8/15/36	1,879,065
	2,717		Goldman Sachs Mortgage Securities Corp. II, 6.135%, 10/18/30	2,760,671
	1,677		Heller Financial Commercial Mortgage Asset Co., 6.847%, 5/15/31	1,737,389
			JP Morgan Chase Commercial Mortgage Securities Corp.,
	2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,215,649
	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,116,300
	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	1,917,806
	2,664		Morgan Stanley Cap. Trust I, 6.48%, 11/15/30	2,733,999
	3,500		Salomon Brothers Mortgage Securities VII, 7.52%, 12/18/09	3,762,519

			Total Commercial Mortgage-Backed Securities	25,988,373

			Collateralized Mortgage Obligatons—2.6%
			Federal Home Loan Mortgage Corp.,
	875		Ser. 2582, Class TB, 3.50%, 10/15/21	870,337
	3,234		Ser. 2806, Class VC, 6.00%, 12/15/19	3,289,675
	3,150		First Union National Bank Commercial Mortgage, 6.423%, 8/15/33	3,310,933
	2,842		Structured Asset Securities Corp., 3.45%, 2/25/32	2,523,768

			Total Collateralized Mortgage Obligatons	9,994,713

			Corporate Bonds—50.0%
			Aerospace & Defense—2.3%
	365	[2]	Aero Invest, 10.634%, 3/22/15 (Norway) (EUR)	471,214
	30		Armor Holdings, Inc., 8.25%, 8/15/13	32,100
			BE Aerospace, Inc.,
	625		8.50%, 10/01/10	670,313
	1,595		8.875%, 5/01/11	1,670,762
	80		DRS Technologies, Inc., 7.625%, 2/01/18	81,000
			Lockheed Martin Corp.,
	380		7.20%, 5/01/36	455,787
	835		8.50%, 12/01/29	1,123,551
			Northrop Grumman Corp.,
	615		4.079%, 11/16/06	610,806
	960		7.875%, 3/01/26	1,192,351
	1,190		Raytheon Co., 7.00%, 5/15/06	1,201,900
	90		Sequa Corp., 8.875%, 4/01/08	95,400
	1,125		United Technologies Corp., 4.875%, 5/01/15	1,101,319

				8,706,503

			Automotive—0.8%
	75		ArvinMeritor, Inc., 8.75%, 3/01/12	74,438
	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	714,624
	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	637,500
	100		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	98,250
	4502		Metaldyne Corp., 10.00%, 11/01/13	412,875
			Navistar Intl. Corp.,
	390		7.50%, 6/15/11	386,100
	170		Ser. B, 6.25%, 3/01/12	158,950
	100		Tenneco, Inc., 8.625%, 11/15/14	100,000
	517		TRW Automotive, Inc., 9.375%, 2/15/13	562,237

				3,144,974

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—2.7%
B-	$ 80	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.10%, 7/15/10	$81,400
B-	4,330		Caraustar Industries, Inc., 9.875%, 4/01/11	4,573,563
B+	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	154,500
B	662		Huntsman LLC, 11.50%, 7/15/12	75,735
BB	70		IMC Global, Inc., 10.875%, 6/01/08	77,875
			Ineos Group Holdings PLC,
NR	450		7.875%, 2/07/16 (United Kingdom) (EUR)	546,817
B-	500	[3]	8.50%, 2/15/16 (United Kingdom)	500,000
CCC+	1,045	[2,3]	Innophos, Inc., 9.625%, 8/15/14	1,071,125
BBB+	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	149,175
BB+	2,120		Lyondell Chemical Co., 9.50%, 12/15/08	2,223,350
B3	380		NewPage Corp., 10.00%, 5/01/12	386,650
			Rhodia SA,
CCC+	204		8.875%, 6/01/11 (France)	209,610
B3	16		10.25%, 6/01/10 (France)	17,760
BBB	275		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	267,330

				10,334,890

			Building & Development—1.2%
B-	75	[3]	Ahern Rentals, Inc., 9.25%, 8/15/13	78,750
B2	200	[3]	Compression Polymers Corp., 10.50%, 7/01/13	197,000
B-	730	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	689,850
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,232,500
B	175		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	185,500

				4,383,600

			Consumer Products—2.2%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	86,287
			Cenveo Corp.,
B-	250		7.875%, 12/01/13	243,750
B+	175		9.625%, 3/15/12	188,125
BB+	440		Delhaize America, Inc., 9.00%, 4/15/31	520,159
BBB+	530		Federated Dept. Stores, Inc., 6.79%, 7/15/27	556,850
B3	430		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	382,700
B2	80		Gold Kist, Inc., 10.25%, 3/15/14	88,800
B-	800	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	768,000
B-	330		Lazydays RV Center, Inc., 11.75%, 5/15/12	333,300
B	385	[2]	Levi Strauss & Co., 9.28%, 4/01/12	394,625
			May Department Stores Co.,
BBB+	30		6.65%, 7/15/24	31,189
BBB+	230		7.875%, 3/01/30	268,714
B3	720		Movie Gallery, Inc., 11.00%, 5/01/12	540,000
B-	1,000		Pantry, Inc., 7.75%, 2/15/14	1,025,000
BB-	200		Quiksilver, Inc., 6.875%, 4/15/15	193,000
B-	865	[2,3]	Rite Aid Corp., 6.125%, 12/15/08	841,212
B	2,100		Sonic Automotive, Inc., 8.625%, 8/15/13	2,063,250

				8,524,961

			Containers & Packaging—0.7%
B1	250	[3]	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15	258,750
CCC+	100		Graham Packaging Co., Inc., 8.50%, 10/15/12	100,000
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,567,500
CCC+	340	[3]	Pregis Corp., 12.375%, 10/15/13	345,100
B+	250		Stone-Container Enterprises, Inc., 9.75%, 2/01/11	252,813

				2,524,163

			Ecological Services & Equipment—0.1%
BB-	230		Allied Waste NA, Inc., 5.75%, 2/15/11	219,650

			Energy—6.5%
			ANR Pipeline Co.,
B	260		7.375%, 2/15/24	274,300
B	810		9.625%, 11/01/21	1,020,600
B2	465		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	478,369
B	170	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	178,925

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
BB	$ 20	[3]	Chesapeake Energy Corp., 6.875%, 11/15/20	$20,300
B-	250		Clayton Williams Energy, Inc., 7.75%, 8/01/13	245,625
			CMS Energy Corp.,
BB-	30		7.50%, 1/15/09	30,938
BB-	95		8.50%, 4/15/11	103,194
BB-	100		9.875%, 10/15/07	107,000
BB-	160		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	166,000
B	100	[3]	Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	101,000
BBB	1,980		Devon Financing Corp. LLC, 7.875%, 9/30/31	2,498,483
B2	690		Dresser, Inc., 9.375%, 4/15/11	725,362
			Dynegy Holdings, Inc.,
B+	70	[3]	9.875%, 7/15/10	76,650
B+	1,125	[3]	10.125%, 7/15/13	1,271,250
			El Paso Corp.,
B-	100		7.80%, 8/01/31	104,750
B-	65	[3]	9.625%, 5/15/12	73,613
B-	150	[3]	10.75%, 10/01/10	170,250
			El Paso Natural Gas Co.,
B	850		7.625%, 8/01/10	894,625
B	225	[2]	8.375%, 6/15/32	261,562
B	265		8.625%, 1/15/22	308,062
Ba2	125		Elwood Energy LLC, 8.159%, 7/05/26	136,073
A-	1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,099,460
B	40		Encore Acquisition Co., 7.25%, 12/01/17	40,300
BBB-	165		Enterprise Products Operating LP, 5.75%, 3/01/35	151,727
B	70		Exco Resources, Inc., 7.25%, 1/15/11	71,050
BBB-	390		FirstEnergy Corp., 7.375%, 11/15/31	450,999
			Florida Power & Light Co.,
AA-	950		4.95%, 6/01/35	850,981
AA-	100		5.40%, 9/01/35	95,955
Baa1	175		Halliburton Co., 7.60%, 8/15/96	203,466
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	90	[3]	7.75%, 11/01/15	90,900
B	49	[3]	10.50%, 9/01/10	54,268
B-	170		KCS Energy, Inc., 7.125%, 4/01/12	170,425
BBB	1,025	[3]	Kinder Morgan Finance Corp. ULC, 6.40%, 1/05/36 (Canada)	1,039,401
A-	700		Midamerican Energy Co., 5.75%, 11/01/35	692,451
B+	94		Midwest Generation LLC, 8.56%, 1/02/16	102,826
			Mirant Americas Generation LLC,
B	40		8.30%, 5/01/11	41,100
B	50	[2]	8.50%, 10/01/21	51,125
B	170		9.125%, 5/01/31	181,475
B2	590		Mission Energy Holdings Co., 13.50%, 7/15/08	682,925
			NRG Energy, Inc.,
B1	50		7.25%, 2/01/14	50,813
B1	300		7.375%, 2/01/16	305,625
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	427,942
B2	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	147,225
BBB+	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	734,952
Baa1	1,650	[2,3]	Pemex Project Funding Master Trust, 9.875%, 12/02/08	1,831,500
BBB	430		Petro Canada, 5.95%, 5/15/35 (Canada)	432,107
Baa2	850		Progress Energy, Inc., 7.75%, 3/01/31	1,016,005
B	25		Range Resources Corp., 6.375%, 3/15/15	25,000
			Reliant Energy, Inc.,
BB-	290		6.75%, 12/15/14	250,850
BB-	50		9.25%, 7/15/10	49,625
A-	700		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	696,563
Aa1	290	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	286,816
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	307,235
BBB+	350		Talisman Energy, Inc., 5.85%, 2/01/37 (Canada)	347,963
B2	320	[3]	Targa Resources, Inc., 8.50%, 11/01/13	332,800

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
AA	$ 1,050		Texaco Cap., Inc., 8.875%, 9/01/21	$1,421,028
BB+	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	21,750
BBB+	725		Virginia Electric & Power Co., 5.75%, 3/31/06	725,964
B2	45	[3]	Whiting Petroleum Corp., 7.00%, 2/01/14	45,225

				24,774,753

			Entertainment & Leisure—0.9%
B3	185	[3]	AMC Entertainment, Inc., 11.00%, 2/01/16	184,537
B1	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,075,000
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	147,000
B3	410	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	406,925
B	110		Poster Financial Group, Inc., 8.75%, 12/01/11	114,675
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,110,000
B+	100	[3]	San Pasqual Casino, 8.00%, 9/15/13	101,750
BB-	260	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	263,900
B+	115		Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	112,125

				3,515,912

			Financial Institutions—16.5%
AA	550	[3,4]	Allstate Financial Global Funding II, 2.625%, 10/22/06	539,792
BB	320		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	324,000
Aa2	1,645		Bank of America Corp., 4.50%, 8/01/10	1,612,314
Aa2	325		Bank One Corp., 3.70%, 1/15/08	318,074
Aa2	1,400		BankBoston NA , 6.375%, 3/25/08-4/15/08	1,441,339
B	60		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	66,750
AA	350	[3]	Belvoir Land LLC, 5.27%, 12/15/47	329,959
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,173,426
AAA	1,075		4.75%, 5/15/12	1,054,403
B-	125	[3]	Borden US Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	125,625
AA+	600		CitiFinancial, 6.25%, 1/01/08	613,452
			Citigroup, Inc.,
AA+	3,010		3.625%, 2/09/09	2,901,188
AA+	5,470		4.125%, 2/22/10	5,298,351
AA+	1,960		4.25%, 7/29/09	1,915,959
AA+	525		6.875%, 2/15/98	593,954
BB	1,080		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,142,100
AAA	1,100	[3]	Depfa ACS Bank, 4.25%, 8/16/10 (Ireland)	1,071,336
AA-	900	[2]	Deutsche Bank AG, 3.843%, 3/15/07	893,070
B+	100	[3]	E*Trade Financial Corp., 7.375%, 9/15/13	102,250
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	189,000
AAA	3,625	[2]	General Electric Capital Corp., 3.45%, 1/15/08	3,596,471
AA-	1,975		Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,954,855
			HBOS Treasury Services PLC,
AA+	855	[3]	3.60%, 8/15/07 (United Kingdom)	839,781
AA+	825	[3]	3.75%, 9/30/08 (United Kingdom)	799,499
AA-	775		HSBC Bank USA NA, 5.875%, 11/01/34	778,263
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,800,344
AA-	635		6.375%, 8/01/10	665,604
			Irwin Land LLC,
AA	1,500	[3]	5.40%, 12/15/47	1,430,115
AAA	525	[3]	Ser. A-1, 5.03%, 12/15/25	498,923
Aa3	600		JP Morgan Chase & Co., 5.35%, 3/01/07	603,036
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	258,188
A	1,505		MetLife, Inc., 5.70%, 6/15/35	1,485,059
AA	1,150	[3]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,121,331
AA-	2,125	[3]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,083,392
B-	645	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	652,256
AAA	850	[3]	New York Life Global Funding, 3.875%, 1/15/09	825,478
AA	350		Ohana Military Communities LLC, 6.193%, 4/01/49	379,169
AA-	1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	1,032,670

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
			Rainbow National Services LLC,
B2	$ 2003	[3]	8.75%, 9/01/12	$214,000
B3	1,230	[3]	10.375%, 9/01/14	1,380,675
AA	650	[2]	Royal Bank of Scotland Group PLC, 7.648%, 8/31/49 (United Kingdom)	769,561
Caa1	685		Standard Aero Holdings, Inc., 8.25%, 9/01/14	561,700
NR	3,374	[2]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,379,750
A2	800	[2,3]	Sumitomo Mitsui Banking Corp., 5.625%, 12/31/49 (Japan)	793,870
			SunTrust Banks, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,600,305
Aa3	995		4.00%, 10/15/08	971,637
Aa2	1,265		4.415%, 6/15/09	1,240,712
AAA	235	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	230,044
Aa2	375		U.S. Bancorp, 3.95%, 8/23/07	369,398
B-	50	[2]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	50,250
			US Bank NA
Aa1	1,380		2.87%, 2/01/07	1,350,137
Aa2	2,790		6.50%, 2/01/08	2,871,301
AAA	495	[3]	USAA Capital Corp., 4.00%, 12/10/07	486,496
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	987,347
Aa1	355		4.20%, 1/15/10	344,073
Aa1	1,665		4.625%, 8/09/10	1,640,741
Aa1	435		4.875%, 1/12/11	434,769
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,750

				62,243,292

			Health Care—1.3%
Ca	20	[5]	Curative Health Services, Inc., 10.75%, 5/01/11	13,000
B	340		Elan Finance PLC/Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	321,725
B	420	[2]	Insight Health Services Corp., 9.93%, 11/01/11	394,800
B3	270		Select Medical Corp., 7.625%, 2/01/15	240,300
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,145,000
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	426,400
			WellPoint, Inc.,
A-	775		5.85%, 1/15/36	771,697
A-	85		5.95%, 12/15/34	85,652
A	675	[3]	Wyeth, 6.00%, 2/15/36	688,878

				5,087,452

			Industrials—1.9%
B-	1,430		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,472,900
B-	635		ERICO Intl. Corp., 8.875%, 3/01/12	650,875
CCC+	360	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	348,300
B-	390		NationsRent Cos., Inc., 9.50%, 5/01/15	413,400
CCC+	420		Park-Ohio Industries, Inc., 8.375%, 11/15/14	369,600
B3	480	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	500,400
B	2,000		Terex Corp., 9.25%, 7/15/11	2,135,000
CCC+	210		Trimas Corp., 9.875%, 6/15/12	180,600
Baa3	565		Tyco Intl. Group SA, 7.00%, 6/15/28 (Luxembourg)	625,545
Caa1	655		United Rentals NA, Inc., 7.00%, 2/15/14	618,975

				7,315,595

			Media—4.2%
B-	430		Allbritton Communications Co., 7.75%, 12/15/12	431,612
CCC	195		American Media Operations, Inc., 10.25%, 5/01/09	179,400
			AOL Time Warner, Inc.,
BBB	90		6.625%, 5/15/29	90,107
BBB	3,040		7.57%, 2/01/24	3,319,558
BBB	205	[4]	7.625%, 4/15/31	229,684
BBB	85		7.70%, 5/01/32	95,838
BBB	55	[3]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	54,396
BB-	150	[2]	Cablevision Systems Corp., 8.716%, 4/01/09	153,563

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
CCC-	$ 1,124	[3]	CCH I LLC, 11.00%, 10/01/15	$924,490
Caa1	380	[3]	CCH II LLC/CCH II Cap. Corp., 10.25%, 9/15/10	373,350
Caa1	810		Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	795,825
			Comcast Corp.,
BBB+	625		6.50%, 11/15/35	626,244
BBB+	1,290		7.05%, 3/15/33	1,370,535
BB-	125	[2]	Echostar DBS Corp., 7.78%, 10/01/08	128,281
B	250		General Cable Corp., 9.50%, 11/15/10	268,750
B2	170	[3]	Network Communications, Inc., 10.75%, 12/01/13	172,550
			News America Holdings, Inc.,
BBB	985		7.625%, 11/30/28	1,090,159
BBB	825		7.70%, 10/30/25	920,906
BBB	625		8.45%, 8/01/34	751,025
B3	210		Nexstar Finance, Inc., 7.00%, 1/15/14	194,512
B2	600	[2,3]	Paxson Communications Corp., 7.777%, 1/15/12	597,000
			Primedia, Inc.,
B2	80		8.00%, 5/15/13	69,600
B2	440	[2]	10.124%, 5/15/10	425,700
B	800	[3]	RH Donnelley Corp., 8.875%, 1/15/16	808,000
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	211,286
BBB+	620		7.875%, 8/01/13-2/15/26	708,067
BBB	70		Time Warner Cos., Inc., 6.95%, 1/15/28	72,044
CCC+	100	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	104,125
Caa1	225		Vertis, Inc., 10.875%, 6/15/09	219,937
Caa2	435		Young Broadcasting, Inc., 10.00%, 3/01/11	391,500

				15,778,044

			Real Estate—1.8%
BB	3,165		American Real Estate Partners, 8.125%, 6/01/11	3,307,425
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	373,139
BBB+	775		8.25%, 7/15/08	828,366
			Rouse Co.,
BB+	895		3.625%, 3/15/09	835,894
BB+	1,650		5.375%, 11/26/13	1,556,478

				6,901,302

			Technology—0.9%
B+	250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	245,625
BB-	805		Lucent Technologies, Inc., 6.50%, 1/15/28	666,137
			MagnaChip Semiconductor SA/Magna Semiconductor Finance Co.,
Ba3	100	[2]	7.741%, 12/15/11 (Luxembourg)	100,500
B2	95		8.00%, 12/15/14 (Luxembourg)	91,438
CCC+	60	[3]	SS&C Technologies, Inc., 11.75%, 12/01/13	62,475
BB	40		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	40,600
			Sungard Data Systems, Inc.,
B-	350	[3]	9.125%, 8/15/13	364,000
B-	110	[2,3]	9.431%, 8/15/13	114,263
B-	425	[3]	10.25%, 8/15/15	428,187
B	835		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	837,087
B-	310		UGS Corp., 10.00%, 6/01/12	335,575

				3,285,887

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—4.8%
A	$ 2,000	[2,3]	Bellsouth Corp., 4.258%, 4/26/21	$1,995,900
A	1,700	[2]	Bellsouth Telecommunications, 12/15/95	862,920
CCC	160	[3]	Centennial Communications Corp., 10.00%, 1/01/13	164,800
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	220,500
A-	25	[2]	Deutsche Telekom Intl. Finance BV, 8.25%, 6/15/30 (Netherlands)	30,941
B3	190	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	187,625
			Intelsat Ltd.,
Caa1	175		5.25%, 11/01/08 (Bermuda)	161,219
B2	65	[3]	8.50%, 1/15/13 (Bermuda)	65,081
B2	405	[3]	8.875%, 1/15/15 (Bermuda)	408,544
B2	325	[2,3]	9.609%, 1/15/12 (Bermuda)	331,500
BB-	180		Lucent Technologies, Inc., 6.45%, 3/15/29	152,100
B2	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	63,350
			Qwest Corp.,
BB+	470	[2,3]	7.741%, 6/15/13	504,075
BB+	200		7.875%, 9/01/11	212,000
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	164,300
Caa1	730		Rural Cellular Corp., 9.875%, 2/01/10	784,750
A	780		SBC Communications, Inc., 6.45%, 6/15/34	796,989
A-	1,715		Sprint Cap. Corp., 6.875%, 11/15/28	1,863,039
A-	1,550		Telecom Italia Cap. SA, 6.00%, 9/30/34 (Luxembourg)	1,471,136
A-	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	791,910
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	81,824
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	104,056
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	266,255
A+	335		Ser. A, 5.875%, 1/17/12	337,526
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,932,461
A+	2,504		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	2,732,715
B+	350	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	375,375

				18,062,891

			Transportation—1.2%
BB-	115		American Airlines, Inc., 7.324%, 4/15/11	109,825
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	382,532
BBB	1,450		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,524,791
B	405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	412,087
BB-	285	[3]	Hertz Corp., 8.875%, 1/01/14	294,263
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,644
B+	90		OMI Corp., 7.625%, 12/01/13	92,025
B	1,520		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,516,200

				4,381,367

			Total Corporate Bonds	189,185,236

			U.S. Government and Agency Securities—36.0%
	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,751,642
	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	571,715
			Tennessee Valley Authority,
	1,655		Ser. C, 5.88%, 4/01/36	1,854,853
	2,650		Ser. D, 4.875%, 12/15/16	2,628,217
			U.S. Treasury Bonds,
	5,170		5.375%, 2/15/31	5,693,463
	28,395	[4,6]	6.125%, 11/15/27	33,710,260
	8,540		6.50%, 11/15/26	10,509,580
	21,680	[6]	7.125%, 2/15/23	27,675,821
	11,260	[6]	8.50%, 2/15/20	15,603,883
	5,978		U.S. Treasury Inflation Indexed Bonds, 0.875%, 4/15/10	5,729,769
			U.S. Treasury Notes,
	7,035		4.00%, 8/31/07	6,976,750
	9,475		4.125%, 8/15/08	9,402,421
	9,645		4.375%, 11/15/08-12/15/10	9,614,096
	3,595	[6]	4.50%, 11/15/15	3,588,241

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		U.S. Government and Agency Securities—(cont’d)
	$ 1,725	U.S. Treasury Strip Principal, Zero Coupon, 11/15/21	$814,253

		Total U.S. Government and Agency Securities	136,124,964

		Foreign Government Bonds—2.0%
		Federal Republic of Germany,
AAA	2,325	4.00%, 1/04/37 (EUR)	2,964,506
AAA	525	4.75%, 7/04/34 (EUR)	748,170
		United Mexican States,
Baa1	400	6.75%, 9/27/34	428,400
Baa1	2,255	8.00%, 9/24/22	2,756,738
Baa1	500	8.125%, 12/30/19	612,500

		Total Foreign Government Bonds	7,510,314

		Total investments before outstanding options written—124.7% (cost $476,711,6717)	471,109,913

	Notional
	Amount
	(000)

		OUTSTANDING OPTIONS WRITTEN—(0.6)%
		Interest Rate Swaps,
	(13,300)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(615,125)
	(13,300)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(255,892)
	(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(204,686)
	(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(203,997)
	(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(380,765)
	(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(729,560)

		Total Outstanding Options Written (premium received $2,678,830)	(2,390,025)

		Total investments net of outstanding options written—124.0%	$ 468,719,888
		Liabilities in excess of other assets (including $42,293,728 of net purchase payable
		and $54,195,925 of reverse repurchase agreements payable)—(24.0)%	(90,803,553)

		Net Assets—100%	$ 377,916,335

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Rate shown is interest rate as of January 31, 2006.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 9.5% of its net assets, with a current market value of $35,786,266, in securities restricted as to resale.
[4]	Security, or a portion thereof, pledged as collateral with a value of $755,265 on 4 long Eurodollar futures contracts expiring June 2007 to September 2007, 788 long U.S. Treasury Bonds futures contracts expiring March 2006, 108 short Eurodollar futures contracts expiring March 2006 to September 2006, 101 short Germany Federal Republic Bonds futures contracts expiring March 2006 and 966 short U.S. Treasury Note futures contracts expiring March 2006. The notional value of such contracts on January 31, 2006 was ($51,712,038), with an unrealized gain of $1,271,989.
[5]	Issuer is in default and/or bankruptcy.
[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[7]	Cost for Federal income tax purposes is $480,498,188. The net unrealized depreciation on a tax basis is $9,388,275, consisting of $1,243,768 gross unrealized appreciation and $10,632,043 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit
TBA – To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Core Bond Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006